Financial instruments designated at fair value through OCI (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Cost			S/ 450
Unrealized gain			207
Available-for-sale financial investments	S/ 26,883	S/ 21,206	657
Financial Assets Available-for-Sale, Category [Member]
Disclosure of financial assets [line items]
Available-for-sale financial investments	S/ 26,883	S/ 21,206	657	S/ 436
Financial Assets Available-for-Sale, Category [Member] | Equity Investments [Member] | Union Andina de Cementos S.A.A. [Member]
Disclosure of financial assets [line items]
Cost			450
Unrealized gain			207
Available-for-sale financial investments			S/ 657